Business Combinations - Summary of Identifiable Assets Aquired and Liabilities Assumed at the Date of Acquisition (Detail) - Jaya Grocer Holdings [Member] $ in Millions	Jan. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 32
Right-of-use assets	35
Intangible assets	69
Merchandise inventories	50
Trade and other receivables	10
Cash and cash equivalents	16
Loans and borrowings	(18)
Lease liabilities	(37)
Deferred tax liabilities	(21)
Trade payables and other liabilities	(51)
Identifiable net assets acquired	85
Less: Non-controlling interest proportionate share of identifiable net assets	(21)
Goodwill on acquisition (described below)	163
Purchase consideration	$ 227